Annual Total Returns- Federated Hermes MDT Market Neutral Fund (Class A C IS and R6 Shares) [BarChart] - Class A C IS and R6 Shares - Federated Hermes MDT Market Neutral Fund - IS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.93%	8.89%	24.88%	8.98%	0.31%	3.53%	7.66%	(5.61%)	11.47%	(3.74%)